Fair Value Measurements (Details) - Schedule of changes in the fair value of the Company's warrant liability - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Beginning warrant liability balance		$ 551	$ 551	$ 689
Change in fair value of warrants	(7,610)	$ (541)	(551)	(138)
Balance at September 30, 2021				$ 551
Private Placement Warrant Liabilites [Member]
Beginning warrant liability balance	0
Private placement warrant liability assumed	14,075
Change in fair value of warrants	(7,610)
Balance at September 30, 2021	$ 6,465		$ 0